LIABILITIES IN RESPECT OF IIA GRANTS (Schedule of Israeli Innovation Authority Grants) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liabilities In Respect Of Iia Grants Schedule Of Israeli Innovation Authority Grants
Balance as of January 1	$ 7,714	$ 7,437
Grants received	248	93
Royalties	(635)	(103)
Amounts carried to Profit or Loss	(392)	287	$ 229
Balance as of Decmber 31	6,935	7,714	$ 7,437
Current maturities	(124)	(146)
Long term liabilities in respect of IIA grants	$ 6,811	$ 7,568